Vessels and other fixed assets, net and Advances for vessels under construction	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net and Advances for vessels under construction

5.        Vessels and other fixed assets, net and Advances for vessels under construction:

The amounts in the consolidated balance sheets are analyzed as follows:

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2023	$3,508,701	$(968,958)	$2,539,743
- Acquisition of vessels and other fixed assets, vessel improvements and other vessel costs	1,037,091	—	1,037,091
- Vessel sales	(217,462)	64,285	(153,177)
- Depreciation for the period	—	(75,537)	(75,537)
Balance, June 30, 2024	$4,328,330	$(980,210)	$3,348,120

Following the completion of Eagle Merger (Note 1), the Company acquired Eagle’s fleet which consisted of 52 dry bulk Supramax/Ultramax vessels. Prior to the closing of the Eagle Merger, Eagle had agreed to sell the vessels Crested Eagle and Stellar Eagle, which were delivered to their new owners on April 18, 2024 and June 5, 2024, respectively.

During the six-months ended June 30, 2024, the vessels Big Fish (classified as held for sale as of December 31, 2023), Star Glory, Star Bovarius and Star Dorado were delivered to their new owners. These vessels had been agreed to be sold in 2023.

Additionally, during the six-months ended June 30, 2024, the Company decided to opportunistically sell certain vessels and renew its fleet taking advantage of the elevated vessel market values, and agreed to sell the vessels Big Bang, Pantagruel, Star Audrey, Star Pyxis, Star Paola, Crowned Eagle and Star Iris. All the previously mentioned vessels, except for Star Iris, were delivered to their new owners by June 30, 2024. The vessel Star Iris is expected to be delivered to her new owners by mid-August 2024. Given her employment as of June 30, 2024, Star Iris did not meet the criteria to be classified as held for sale as of June 30, 2024.

In connection with the aforementioned deliveries of the sold vessels, a net gain of $22,938 was recognized and reflected separately in the unaudited interim condensed consolidated income statement for the six-month period ended June 30, 2024.

As of June 30, 2024, 154 of the Company’s vessels, having a net carrying value of $3,306,325, serve as collateral under certain of the Company’s loan facilities and were subject to first-priority mortgages (Note 8). Title of ownership is held by the relevant lenders for another 2 vessels with a carrying value of $40,697 to secure the relevant sale and lease back financing transactions (Note 7).

In the table above, “Acquisition of vessel and other fixed assets, vessel improvements and other vessel costs”, other than capitalized costs in connection with the Eagle fleet (Note 1), includes also additions related to the Company’s continued technical upgrades to its fleet, such as the installation of ballast water treatment systems (“BWTS”) and Energy Saving Devices (“ESD”).

5.         Vessels and other fixed assets, net and Advances for vessels under construction - continued:

Vessels under construction:

During 2023, the Company entered into five firm shipbuilding contracts with Qingdao Shipyard Co., Ltd. for the construction of five 82,000 dwt Kamsarmax newbuilding vessels. The delivery of two of these vessels is expected in September 2025, another two in April 2026 and the last one in August 2026.

The amounts shown in the consolidated balance sheets are analyzed as follows:

Balance, December 31, 2023	$—
- Pre-delivery yard installments and capitalized expenses	18,716
- Capitalized interest and finance costs	500
Balance, June 30, 2024	$19,216

As of June 30, 2024, the total aggregate remaining contracted price for the five vessels under construction was $164,800, payable in periodic installments up to their deliveries, of which $29,350 is payable during the next twelve months ending June 30, 2025, $113,290 is payable during the next twelve months ending June 30, 2026 and the remaining $22,110 is payable until their expected delivery from the shipyard in August 2026.